Shareholder Report, Line Graph (Details) 194207_Prospera Income ETF_TF_TSR SemiAnnual {TF} - USD ($)		6 Months Ended
	Sep. 29, 2025	Jun. 30, 2026
Prospera Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Prospera Income ETF NAV
Accumulated Value	$ 10,000	$ 10,209
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,169